UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04186

 NAME OF REGISTRANT:                     John Hancock Income Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


2X17 JHF Income Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC                                                                       Agenda Number:  935396653
--------------------------------------------------------------------------------------------------------------------------
        Security:  780259206
    Meeting Type:  Annual
    Meeting Date:  18-May-2021
          Ticker:  RDSA
            ISIN:  US7802592060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receipt of Annual Report & Accounts.                      Mgmt          For                            For

2.     Approval of Directors' Remuneration Report.               Mgmt          For                            For

3.     Appointment of Jane Holl Lute as a Director               Mgmt          For                            For
       of the Company.

4.     Reappointment of Ben van Beurden as a                     Mgmt          Against                        Against
       Director of the Company.

5.     Reappointment of Dick Boer as a Director of               Mgmt          For                            For
       the Company.

6.     Reappointment of Neil Carson as a Director                Mgmt          For                            For
       of the Company.

7.     Reappointment of Ann Godbehere as a                       Mgmt          For                            For
       Director of the Company.

8.     Reappointment of Euleen Goh as a Director                 Mgmt          For                            For
       of the Company.

9.     Reappointment of Catherine Hughes as a                    Mgmt          For                            For
       Director of the Company.

10.    Reappointment of Martina Hund-Mejean as a                 Mgmt          For                            For
       Director of the Company.

11.    Reappointment of Sir Andrew Mackenzie as a                Mgmt          For                            For
       Director of the Company.

12.    Reappointment of Abraham (Bram) Schot as a                Mgmt          For                            For
       Director of the Company.

13.    Reappointment of Jessica Uhl as a Director                Mgmt          For                            For
       of the Company.

14.    Reappointment of Gerrit Zalm as a Director                Mgmt          For                            For
       of the Company.

15.    Reappointment of Auditors.                                Mgmt          For                            For

16.    Remuneration of Auditors.                                 Mgmt          For                            For

17.    Authority to allot shares.                                Mgmt          For                            For

18.    Disapplication of pre-emption rights.                     Mgmt          For                            For

19.    Authority to purchase own shares.                         Mgmt          For                            For

20.    Shell's Energy Transition Strategy.                       Mgmt          For                            For

21.    Shareholder resolution.                                   Shr           For                            Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Income Securities Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/18/2021